Related Party Transactions (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 JPY (¥)	Jan. 31, 2020 USD ($)	Jan. 31, 2020 JPY (¥)
Related Party Transactions (Details) [Line Items]
Security deposit	$ 410,400	¥ 50
Transaction commission percentage	1.00%
Seihinkokusai Co., Ltd. [Member]
Related Party Transactions (Details) [Line Items]
Security deposit	$ 114,912	¥ 14
Operating security deposit to Seihinkokusai [Member]
Related Party Transactions (Details) [Line Items]
Security deposit			$ 164,160	¥ 20